16 Labor and social obligations (Details)				1 Months Ended
	Mar. 29, 2019 Number R$ / shares	Feb. 07, 2019 Number R$ / shares	May 15, 2018 Number R$ / shares	Sep. 30, 2019 Number
Labor And Social Obligations
Weighted average fair value at the measurement date	R$ 684.22	R$ 529.12	R$ 366.16
Dividend yield (%)	0.00%	0.00%	0.00%	0.00%
Expected volatility (%)	43.70%	45.50%	49.50%	38.90%
Risk-free interest rate (%)	7.20%	7.60%	7.70%	1.40%
Expected life of stock options (years) | Number	4.0	4.0	4.0	5
Weighted average share price	R$ 213.35	R$ 368.41	R$ 254.13
Model used	Black & Scholes	Monte Carlo	Monte Carlo	Binomial